INCOME TAXES (Details 2)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Statutory rate	25.00%	25.00%	25.00%	25.00%
Non-deductible expenses	2.80%	162.30%	3.30%	(64.00%)
Non-taxable income	(0.80%)	0.00%	(0.80%)	0.00%
Effect of rate differences in various transportation centers	(3.20%)	(28.00%)	(2.80%)	6.90%
Effective tax rate	23.80%	159.30%	24.70%	(32.10%)